Significant Accounting Policies - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payables for purchase of energy	$ 1,428,870	$ 1,099,867
Blending and other	$ 68,832	59,345
Maximum percentage of issuable awards to outstanding common stock	3.80%
Fixed multiplier for share awards	100.00%
Scenario, Adjustment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payables for purchase of energy		8,300
Blending and other		$ 8,300